Customer deposits (Tables)	12 Months Ended
Dec. 31, 2019
Customer deposits
Schedule of Customer deposits

	December 31,	December 31,
	2018	2019
	US$	US$
Advances for real estate properties	3,218,686,349	2,616,487,072
Add: increase in revenue recognized in excess of amounts received from customers	32,408,393	25,665,783
Less: recognized as progress billings (Note 5)	(1,329,243,487)	(1,536,054,208)
Customer deposits (Note 2(h))	1,921,851,255	1,106,098,647